Employee Benefit Plans - Expected Future Contributions and Benefit Payments for the Plan (Detail) (Long-Term Health Care Plan [Member], USD $)	Dec. 31, 2013
Long-Term Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 53,000
2015	55,000
2016	58,000
2017	60,000
2018	62,000
2019-2023	$ 298,000